iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  31 .1%
Air Transport Services Group, Inc.
(a) (b)
........... 79,196 $ 2,242,039
Atlas Air Worldwide Holdings, Inc.
(a) (b)
........... 35,925 3,671,894
CH Robinson Worldwide, Inc. ................ 163,898 16,417,663
Expeditors International of Washington, Inc. ....... 221,582 23,964,093
FedEx Corp. ............................ 195,137 37,829,259
Forward Air Corp. ........................ 37,061 3,997,029
GXO Logistics, Inc.
(a)
...................... 165,226 8,646,276
Hub Group, Inc. , Class A
(a)
................... 44,118 3,761,942
United Parcel Service, Inc. , Class B ............ 781,978 144,845,785
245,375,980
a
Airlines  —  15 .8%
Alaska Air Group, Inc.
(a)
..................... 176,634 9,068,390
Allegiant Travel Co.
(a)
...................... 21,871 1,881,562
American Airlines Group, Inc.
(a)
................ 904,925 14,605,490
Delta Air Lines, Inc.
(a)
...................... 892,791 34,908,128
Frontier Group Holdings, Inc.
(a)
................ 51,501 647,883
Hawaiian Holdings, Inc.
(a) (b)
.................. 71,525 881,188
JetBlue Airways Corp.
(a)
.................... 451,734 3,613,872
Joby Aviation, Inc. , Class A
(a) (b)
................ 406,858 1,798,312
SkyWest, Inc.
(a)
.......................... 70,870 1,471,261
Southwest Airlines Co. ..................... 826,742 29,572,561
Spirit Airlines, Inc. ........................ 151,815 3,012,010
Sun Country Airlines Holdings, Inc.
(a)
............ 45,785 854,806
United Airlines Holdings, Inc.
(a) (b)
............... 455,215 22,287,326
124,602,789
a
Marine  —  1 .4%
Eagle Bulk Shipping, Inc. ................... 13,466 771,333
Genco Shipping & Trading Ltd. ................ 52,289 948,522
Kirby Corp.
(a)
............................ 83,441 5,905,954
Matson, Inc. ............................ 52,676 3,482,937
11,108,746
a
Road & Rail  —  51 .6%
ArcBest Corp. ........................... 34,075 2,843,559
Avis Budget Group, Inc.
(a) (b)
.................. 34,659 6,933,186
CSX Corp. ............................. 1,934,522 59,815,420
Daseke, Inc.
(a)
........................... 83,013 579,431
Heartland Express, Inc.
(b)
................... 64,795 1,089,852
Security Shares Value
a
Road & Rail (continued)
Hertz Global Holdings, Inc.
(a) (b)
................ 232,779 $ 4,194,678
JB Hunt Transport Services, Inc.
(b)
............. 115,332 21,803,515
Knight-Swift Transportation Holdings, Inc. , Class A .. 223,751 13,223,684
Landstar System, Inc. ...................... 50,025 8,645,821
Lyft, Inc. , Class A
(a)
........................ 436,959 7,100,584
Marten Transport Ltd. ...................... 80,465 1,777,472
Norfolk Southern Corp. ..................... 139,177 34,211,098
Old Dominion Freight Line, Inc. ............... 117,280 39,082,387
RXO, Inc.
(a)
............................. 160,586 2,941,936
Ryder System, Inc. ........................ 69,996 6,608,322
Saia, Inc.
(a) (b)
............................ 36,849 10,051,670
Schneider National, Inc. , Class B .............. 51,537 1,365,730
TuSimple Holdings, Inc. , Class A
(a)
............. 193,705 406,781
Uber Technologies, Inc.
(a)
................... 1,273,415 39,386,726
U-Haul Holding Co. ....................... 13,710 918,981
Union Pacific Corp. ....................... 658,737 134,507,508
Werner Enterprises, Inc. .................... 81,951 3,849,238
XPO, Inc.
(a) (b)
............................ 160,429 6,394,700
407,732,279
a
Total Long-Term Investments — 99.9%
(Cost: $ 919,163,763 ) ................................ 788,819,794
a
Short-Term Securities
Money Market Funds  —  3 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 28,584,335 28,601,485
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 1,024,732 1,024,732
a
Total Short-Term Securities — 3.7%
(Cost: $ 29,604,787 ) ................................. 29,626,217
Total Investments — 103.6%
(Cost: $ 948,768,550 ) ................................ 818,446,011
Liabilities in Excess of Other Assets — ( 3 .6 ) % ............... (28,783,107)
Net Assets — 100.0% ................................. $ 789,662,904
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 60,502,490  $ —  $ (31,931,016)
(a)
$ 26,987  $ 3,024  $ 28,601,485  28,584,335  $ 132,606
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 990,000  34,732
(a)
—  —  —  1,024,732  1,024,732  20,056  —
$ 26,987  $ 3,024
$ 29,626,217
$ 152,662  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index .................................................................. 8 03/17/23 $ 824 $ 22,433
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 788,819,794  $ —  $ —  $ 788,819,794
Short-Term Securities
Money Market Funds ...................................... 29,626,217  —  —  29,626,217
$ 818,446,011  $ —  $ —  $ 818,446,011
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 22,433  $ —  $ —  $ 22,433
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.